Segment Information (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total contract revenue
Total contract revenue	16.30%	15.50%	18.10%
Oncor [Member]
Total contract revenue
Total contract revenue	16.30%	15.50%
Fayetteville Express Pipeline LLC [Member]
Total contract revenue
Total contract revenue			18.10%